Deferred Revenue (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
Grant, rebate and incentive revenue recognized	$ 157,165	$ 805,979	$ 1,169,149	$ 950,358